Financial assets and liabilities at fair value - Fair value related to credit risk (Details) - SEK (kr) kr in Millions	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Net CVA/DVA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	kr (16)		kr (8)
The period's change in fair value originating from credit risk (+ income/ - loss)	(8)	kr 7
OCA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	(214)		kr (578)
The period's change in fair value originating from credit risk (+ income/ - loss)	kr 310	kr (186)